Cash Equivalents and Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Summary of Cash Equivalents and Marketable Securities

The following is a summary of our cash equivalents and marketable securities (in thousands):

	DECEMBER 31, 2012
	AMORTIZED COST BASIS	UNREALIZED GAINS	UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Money market funds	$6,910	$—	$—	$6,910
U.S. Treasury securities	3,576	1	—	3,577
U.S. government agency securities	23,041	6	—	23,047

	33,527	7	—	33,534
Less: cash equivalents	(6,910)	—	—	(6,910)

Total marketable securities	$26,617	$7	$—	$26,624

	SEPTEMBER 30, 2013
	AMORTIZED COST BASIS	UNREALIZED GAINS	UNREALIZED LOSSES	ESTIMATED FAIR VALUE
	(unaudited)
Money market funds	$75,463	$—	$—	$75,463
U.S. government agency securities	9,739	1	—	9,740

	85,202	1	—	85,203
Less: cash equivalents	(76,214)	—	—	(76,214)

Total marketable securities	$8,988	$1	$—	$8,989

The following is a summary of our cash equivalents and marketable securities at December 31, 2011 and 2012:

(in thousands)	DECEMBER 31, 2011
	AMORTIZED COST BASIS	UNREALIZED GAINS	UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Money market funds	$1,358	$—	$—	$1,358
U.S. Treasury securities	18,301	4	—	18,305
U.S. government agency securities	12,509	2	(1)	12,510
Corporate debt securities	15,562	6	(1)	15,567

	47,730	12	(2)	47,740
Less: cash equivalents	(1,358)	—	—	(1,358)

Total marketable securities	$46,372	$12	$(2)	$46,382

(in thousands)	DECEMBER 31, 2012
	AMORTIZED COST BASIS	UNREALIZED GAINS	UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Money market funds	$6,910	$—	$—	$6,910
U.S. Treasury securities	3,576	1	—	3,577
U.S. government agency securities	23,041	6	—	23,047

	33,527	7	—	33,534
Less: cash equivalents	(6,910)	—	—	(6,910)

Total marketable securities	$26,617	$7	$—	$26,624